FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended	18 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at June 23, 2020 (inception)	$ 879,293	$ 601,622	$ 2,036,258		$ 0	$ 2,036,258			$ 0
Initial measurement									5,553,429
Change in valuation inputs or other assumptions	1,110,686	277,671	(1,434,636)						(3,517,171)
Fair value at end of period	1,989,979	$ 879,293	$ 601,622			1,989,979		$ 2,036,258	$ 2,036,258
Change in fair value of warrant liability	$ 1,110,686			$ (4,072,514)	$ 0	$ (46,279)	$ (4,072,514)	$ (3,517,171)